THIS FILING LISTS SECURITIES HOLDINGS REPORTED ON THE FORM 13F FILED ON AUGUST 15, 2005 PURSUANT TO A REQUEST FOR CONFIDENTIAL TREATMENT AND FOR WHICH THE REQUEST FOR CONFIDENTIAL TREATMENT EXPIRED ON FEBRUARY 15, 2006.

================================================================================

                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549


                                    FORM 13F

                               Form 13F Cover Page


Report for the Calendar Year or Quarter Ended           June 30, 2005
                                                        -------------


Check here if Amendment   [x]              Amendment Number :          1
                                                                  -----------
   This Amendment (Check only one):    [ ]      is a restatement
                                       [x]      adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:     RBS Partners, L.P.
          --------------------
Address:  200 Greenwich Avenue
          --------------------
          Greenwich, CT 06830
          --------------------

Form 13F File Number:  28-2610
                       -------

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:


Name:     Theodore W. Ullyot
          --------------------------------
Title: EVP and General Counsel, ESL Investments, Inc., general partner of RBS Partners, LP
          --------------------------------
Phone:    (203) 861-4600
          --------------------------------

Signature, Place, and Date of Signing:

  /s/ Theodore W. Ullyot          Greenwich, CT             June 5, 2006
  --------------------------      ------------------        -------------------
        (Signature)                  (City, State)                (Date)

Report Type ( Check only one):

[X] 13F HOLDINGS REPORT (Check here if all holdings of this reporting manager are reported in this report)

[ ] 13F NOTICE ( Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT ( Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

================================================================================

                              FORM 13F SUMMARY PAGE


Report Summary:


Number of Other Included Managers:                        1
Form 13F Information Table Entry Total:                   2
Form 13F Information Table Value Total:             $15,959
                                           ( in thousands )





List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.


No.           Form 13F File Number              Name
1             28-11470                          ESL Investments, Inc.



Explanatory Note:

RBS Partners, LP ("RBS") hereby advises that ESL Investments, Inc. and RBS may be deemed to share investment discretion for purposes of Rule 13f-1(b) of the Securities Exchange Act of 1934 (the "Act") over certain 13(f) securities for which RBS exercises direct control.


                                                     FORM 13F INFORMATION TABLE

Page 1 of 1

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                                                                                                                      COLUMN 8
COLUMN 1           COLUMN 2      COLUMN 3      COLUMN 4          COLUMN 5            COLUMN 6      COLUMN 7      VOTING AUTHORITY
------------------------------------------------------------------------------------------------------------------------------------
NAME OF            TITLE OF                     VALUE       SHRS OR   SH/   PUT/    INVESTMENT      OTHER
 ISSUER             CLASS          CUSIP       [x$1000]     PRN AMT   PRN   CALL    DISCRETION     MANAGERS    SOLE   SHARED   NONE
------------------------------------------------------------------------------------------------------------------------------------
Neiman Marcus      Common        640204-20-2     1,454       15,000   SH            DEFINED           1        15,000
Group - Class A
------------------------------------------------------------------------------------------------------------------------------------
Neiman Marcus
Group - Class B    Common        640204-30-1    14,505      150,000   SH            DEFINED           1       150,000
------------------------------------------------------------------------------------------------------------------------------------

------------------------------------------------------------------------------------------------------------------------------------

------------------------------------------------------------------------------------------------------------------------------------
COLUMN TOTALS                    Grand Total    15,959
------------------------------------------------------------------------------------------------------------------------------------
